Operating Segment Information (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2011 Segment
Operating Segment Information (Textual) [Abstract]
Number of reportable segments	3
Intersegment Revenue	$ 0
U.S. Pawn Operations [Member]
Operating Segment Information (Textual) [Abstract]
Number of financial services stores	6
Number of stores offering pawn related activities	433
Number of stores offering signature loans	43
Number of stores offering auto title loans	44
U.S. EZMONEY [Member]
Operating Segment Information (Textual) [Abstract]
Number of financial services stores	430
Number of stores offering auto title loans	397
Canadian CASHMAX stores [Member]
Operating Segment Information (Textual) [Abstract]
Number of financial services stores	64
Cash Converters stores [Member]
Operating Segment Information (Textual) [Abstract]
Number of buy/sell stores.	15
Empeno Facil [Member]
Operating Segment Information (Textual) [Abstract]
Number of stores offering pawn related activities	178